COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

January 2, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	RE: Columbia Funds Series Trust I (the “Registrant”)

Active Portfolios Multi-Manager Alternative Strategies Fund

Active Portfolios Multi-Manager Core Plus Bond Fund

Active Portfolios Multi-Manager Small Cap Equity Fund

Columbia Balanced Fund

Columbia Contrarian Core Fund

Columbia Emerging Markets Fund

Columbia Global Dividend Opportunity Fund

Columbia Global Energy and Natural Resources Fund

Columbia Global Technology Growth Fund

Columbia Greater China Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Value and Restructuring Fund

Post-Effective Amendment No. 215

File No. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 215 (Amendment). This Amendment was filed electronically on December 22, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Anna Butskaya at 612-671-4993.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Vice President and Secretary
Columbia Funds Series Trust I